Income Taxes (Net Deferred Tax Assets Included In The Consolidated Balance Sheets) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Income Taxes [Line Items]
Deferred income taxes (current assets)	¥ 224,194	¥ 223,021
Deferred income taxes (investments and other assets)	694,361	789,293
Other current liabilities	(4,772)	(3)
Deferred income taxes (long-term liabilities)	(198,824)	(169,591)
Net deferred tax assets	¥ 714,959	¥ 842,720